Patent Finance Obligation - Current and Long-Term Portions of Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Gross		$ 23,722
Unamortized Discount		(575)
Net Carrying Amount		23,147
Current portion	$ (4,090)	(10,372)
Long term portion of obligation		12,775
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Gross	4,167	9,722
Unamortized Discount	(77)	(390)
Net Carrying Amount	$ 4,090	9,332
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Gross		14,000
Unamortized Discount		(185)
Net Carrying Amount		$ 13,815